Noncontrolling Interests Subject to Put Provisions	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

12.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of June 30, 2011 and December 31, 2010 the Company's potential obligations under these put options are $306,723 and $279,709, respectively, of which, at June 30, 2011, $93,482 were exercisable. No options were exercised during the first six months of 2011.

Following is a roll forward of noncontrolling interests subject to put provisions for the six months ended June 30, 2011 and the year ended December 31, 2010:

	June 30, 2011	December 31, 2010

Beginning balance	$279,709	$231,303
Contributions to noncontrolling interests	(18,435)	(38,964)
Purchase/ sale of noncontrolling interests	6,819	28,969
Contributions from noncontrolling interests	3,409	5,289
Changes in fair value of noncontrolling interests	15,266	24,222
Net income	19,409	28,839
Other comprehensive income (loss)	546	51
Ending balance	$306,723	$279,709